Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
Note 5. Leases
The Company has operating leases, principally for corporate offices under non-cancelable
operating leases. The
non-cancellable
base terms of these leases typically range from one to nine years. The Company’s lease terms may include options to extend or terminate the lease. The period which is subject to an option to extend or terminate the lease is included in the lease term if it is reasonably certain that the option will be exercised.
The following table details the composition of lease expense for the year presented:

Year Ended
December 31, 2022
Operating lease cost (a)	$9,769
Variable lease cost	518
Short-term lease cost	1,236

Total lease costs	$11,523

Sublease income	$(5,350)

(a)	Excludes operating lease assets impairment charge of $378 related to an unoccupied existing office space lease recorded in the first quarter of 2022.
The following tables present the future minimum lease payments and additional information about the Company’s lease obligations as of December 31, 2022:

2023	$9,343
2024	5,256
2025	5,193
2026	5,307
2027	5,295
Thereafter	18,167

Total minimum lease payments	48,561
Less: Amounts representing interest	12,742

Net minimum lease payments	$35,819

December 31, 2022
Weighted average remaining lease term (in years)	7.5
Weighted average discount rate	8.5%
The following table presents supplemental cash flow information for the period presented:

Year Ended
December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$11,805
Supplemental noncash information on lease liabilities arising from obtaining operating lease assets:
Operating lease assets obtained in exchange for lease obligations	$2,074
In March 2022, the Company ceased use of excess office space under one of its existing leases, with the intent to sublease this space. In accordance with ASC 360, the Company evaluated the asset group for impairment, which included the associated operating lease asset for the office space, as the change in circumstances indicated the carrying amount of the asset group may not be recoverable. The Company compared the expected future undiscounted cash flows for the office space to the carrying amount and determined that it was impaired. The Company recognized the excess of the carrying value over the fair value of the asset group, which totaled $378, as an impairment expense as part of general and administrative expenses on the consolidated statements of operations and comprehensive loss. The impairment charge resulted in a reduction of $378 to the operating lease asset.
In April 2021, the Company entered into a modification of one of its existing subleases. The sublease modification was to confirm exercise of the renewal period but at a reduced rate. As a result of the sublease modification the Company remeasured its existing sublease loss liability to reflect the impact of the modification of the anticipated cash flows. Subsequently, the Company exercised its termination notification right on this lease which resulted in a termination fee payment of $1,682 made on December 31, 2021 (lease termination notice date) and a second termination fee payment of $1,682 due on March 31, 2023 (the lease termination effective date). As of December 31, 2021, the sublease loss liability associated with this lease was $2,621.
In November 2021, the Company acquired an office space lease as part of the acquisition of FrontierView. At December 31, 2021 the office space was unoccupied by any Company personnel and the Company intended to sublease the office space. Based on the terms of the existing lease along with an estimate of future cash flows from a proposed sublease, the Company recorded a lease loss liability of $401 during the year ended December 31, 2021.
In 2017, as an incentive for entering into a lease and building out the Company’s head office in the District of Columbia, the District authorized a grant to the Company in the amount of $750, which has been disclosed as restricted cash, to finance the security deposit of the new office. The Company is required to meet certain covenants, such as maintaining its headquarters in Washington, D.C. and may have to reimburse the District if the covenants are not met. The Company recorded the grant as a grant liability and will relieve the liability if and when all requirements are met.